Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,375,241	$ 942,321	$ 3,899,730	$ 2,206,267
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	46,408	56,274	179,857	217,090
Amortization of land use rights and yew forest assets	128,546	89,244	381,659	346,741
Loss (gain) on disposal of property and equipment	(2,142)	417	349	1,013
Stock-based compensation				2,246,907
Changes in operating assets and liabilities:
Accounts receivable	(1,432,302)	(760,760)	323,160	(722,170)
Accounts receivable - related party	35,949	(272,041)	(82,282)	(284,817)
Prepaid and other current assets	(14,005)	(302,193)	(2,515)	284
Due from related party	7,045	6,859	27,823	(60,209)
Inventories	264,439	260,540	(222,738)	(2,090,046)
Accounts payable		1,041	(1,008)	(1,369,280)
Accrued expenses and other payables	15,148	133,403	(65,466)	78,597
Due to related parties		1,217		(157,025)
Taxes payable	(8,320)	(2,220)	4,255	5,211
Advances from customers
NET CASH PROVIDED BY OPERATING ACTIVITIES	416,007	154,102	4,442,824	418,563
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from disposal of property and equipment	5,000
Loan made to related parties	(58,825)
Purchase of property and equipment			(299,613)	(313,908)
Purchase of land use rights and yew forest assets			(3,393,082)	(392,136)
NET CASH USED IN INVESTING ACTIVITIES	(53,825)		(3,692,695)	(706,044)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related party advances
Repayments for related parties advances	(1,420,521)		(210)	(63,293)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(1,420,521)		(210)	(63,293)
EFFECT OF EXCHANGE RATE ON CASH	(1,771)	3,454	22,871	5,224
NET INCREASE (DECREASE) IN CASH	(1,060,110)	157,556	772,791	(345,550)
CASH - Beginning of period	1,159,611	386,821	386,821	732,371
CASH - End of period	99,504	544,377	1,159,611	386,821
Cash paid for:
Interest
Income taxes
Non-cash investing and financing activities
Shares issued for refundable common stock subscription				950,000
Due to related party in connection with purchase of yew forest assets from entity under common control			2,450,600
Excess of acquisition price over carrying value of yew forest assets purchased from entities under common control			2,338,212
Reclassification of yew forest assets to Inventories	$ 610,193